UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6489

Dreyfus Florida Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

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FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Florida Intermediate Municipal Bond Fund
March 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.4%	Rate (%)	Date	Amount ($)	Value ($)

Florida--93.0%
Brevard County Health Facilities
Authority, Revenue (Holmes
Regional Medical Center)
(Insured; MBIA)	5.30	10/1/07	3,000,000	3,052,350
Broward County,
Water and Sewer Utility Revenue	5.00	10/1/21	2,000,000	2,107,440
Broward County School Board,
COP (Insured; FSA)	5.50	7/1/11	4,715,000 a	5,146,941
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/16	4,285,000	4,547,113
Charlotte County,
Utility Revenue (Insured; FGIC)	5.40	10/1/08	1,210,000	1,244,376
Clay County Housing Finance
Authority, Revenue
(Multi-County Program)
(Collateralized: FNMA and GNMA)	4.85	10/1/11	540,000	553,478
Collier County,
Gas Tax Revenue (Insured;
AMBAC)	5.00	6/1/22	3,000,000	3,154,050
Dade County,
Special Obligation Revenue
(Insured; AMBAC)	0.00	10/1/10	6,825,000	5,736,617
Dade County,
Special Obligation Revenue
(Solid Waste System) (Insured;
AMBAC)	6.00	10/1/06	2,565,000	2,596,190
Dade County,
Water and Sewer Systems
Revenue (Insured; FGIC)	6.25	10/1/11	2,115,000	2,368,335
Florida, Education System,
University of Florida Housing
Revenue (Insured; FGIC)	5.00	7/1/22	2,055,000	2,170,470
Florida Board of Education,
Capital Outlay (Public
Education)	5.50	6/1/10	5,000,000 a	5,390,250
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	9,330,000	9,890,733
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	2,500,000	2,680,475
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/19	3,675,000	3,895,868
Florida Department of

Environmental Protection,
Revenue (Insured; FGIC)	5.75	7/1/09	5,100,000	5,427,522
Florida Department of
Environmental Protection,
Revenue (Florida Forever)
(Insured; MBIA)	5.38	7/1/17	3,450,000	3,732,762
Florida Municipal Loan Council,
Revenue (North Miami Beach
Water) (Insured; MBIA)	5.38	8/1/18	1,990,000	2,149,479
Florida Municipal Power Agency,
Revenue (Stanton II) (Insured;
AMBAC)	5.50	10/1/15	3,635,000	3,955,643
Florida Ports Financing
Commission, Revenue
(Transportation Trust Fund -
Intermodal Program) (Insured;
FGIC)	5.50	10/1/16	1,745,000	1,842,266
Florida Turnpike Authority,
Turnpike Revenue (Department
of Transportation)	5.25	7/1/23	1,945,000	2,056,799
Florida Water Pollution Control
Financing Corp., Water PCR	5.25	1/15/21	2,545,000	2,739,184
Halifax Hospital Medical Center,
HR (Insured; MBIA)	5.00	10/1/10	1,750,000	1,813,053
Hialeah Gardens,
IDR (Waterford Convalescent)	7.88	12/1/07	275,000	275,231
Hillsborough County,
Utility Revenue (Insured;
AMBAC)	5.50	8/1/14	3,205,000	3,545,531
Hillsborough County,
Utility Revenue (Insured; MBIA)	0.00	8/1/06	5,000,000	4,944,000
Hillsborough County Industrial
Development Authority, HR
(Tampa General Hospital)	5.25	10/1/15	3,000,000	3,171,810
Hillsborough County School Board,
COP (Insured; MBIA)	5.00	7/1/16	2,625,000	2,737,455
Jacksonville,
Guaranteed Entitlement Revenue
(Refunding and Improvement)
(Insured; FGIC)	5.38	10/1/16	3,080,000	3,322,488
Jacksonville,
Sales Tax Revenue (Insured;
AMBAC)	5.50	10/1/14	1,500,000	1,616,085
Jacksonville,
Sales Tax Revenue (Insured;
AMBAC)	5.50	10/1/15	1,500,000	1,616,085
Jacksonville,
Sales Tax Revenue (River City
Renaissance) (Insured; FGIC)	5.13	10/1/18	2,500,000	2,527,675
Lakeland,
Electric and Water Revenue	5.90	10/1/07	2,385,000	2,466,352
Lee County,

Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,693,475
Martin County,
Gas Tax Revenue (Insured;
AMBAC)	5.00	4/1/21	1,875,000	1,984,669
Martin County,
Gas Tax Revenue (Insured;
AMBAC)	5.00	4/1/22	2,260,000	2,388,436
Martin County,
Utility System Revenue
(Insured; FGIC)	5.50	10/1/12	1,065,000	1,165,206
Martin County,
Utility System Revenue
(Insured; FGIC)	5.50	10/1/13	1,485,000	1,634,673
Miami,
Homeland Defense/Neighborhood
(Insured; MBIA)	5.50	1/1/16	3,000,000	3,236,100
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000	2,368,310
Northern Palm Beach County
Improvement District (Water
Control and Improvement Unit
Development)	5.75	8/1/09	875,000 a	908,171
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/15	1,010,000	1,049,875
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare) (Insured;
MBIA)	6.25	10/1/11	1,770,000	1,986,683
Orlando Utilities Commission,
Water and Electric Revenue	5.80	10/1/06	6,030,000	6,098,983
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	3,001,080
Palm Beach County,
Criminal Justice Facilities
Revenue (Insured; FGIC)	5.38	6/1/10	1,825,000	1,943,972
Palm Beach County,
Public Improvement Revenue
(Convention Center) (Insured;
FGIC)	5.50	11/1/11	1,785,000 a	1,940,241
Palm Beach County School Board,
COP (Insured; FGIC)	6.00	8/1/10	4,000,000 a	4,401,640
Palm Beach County School Board,
COP (Insured; FSA)	5.50	8/1/12	4,910,000 a	5,367,563
Polk County,
Public Facilities Revenue
(Insured; MBIA)	5.00	12/1/20	2,165,000	2,289,856

Reedy Creek Improvement District,
Ad Valorem Tax (Insured; AMBAC)	5.00	6/1/22	2,180,000	2,295,322
Saint Lucie County,
Sales Tax Revenue (Refunding
and Improvement) (Insured;
MBIA)	5.25	10/1/22	2,140,000	2,288,965
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	2,410,000	2,545,249
Seminole County,
Water and Sewer Revenue	5.00	10/1/22	4,530,000	4,776,976
Tampa,
Cigarette Tax Allocation (H
Lee Moffitt Cancer) (Insured;
AMBAC)	5.00	3/1/08	2,000,000	2,051,280
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.25	10/1/21	1,000,000	1,072,130
Tampa Bay,
Water Utility Systems Revenue
(Insured; FGIC)	5.13	10/1/08	3,205,000 a	3,340,379
Volusia County School Board,
Sales Tax Revenue (Insured;
FSA)	5.38	10/1/15	4,000,000	4,322,040
U.S. Related--7.4%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,000,000 a	1,080,890
Childrens's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 a	3,242,670
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	2,500,000	2,715,300
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.25	7/1/12	2,440,000	2,548,385
Puerto Rico Public Buildings
Authority, Guaranteed Revenue
(Government Facilities)
(Insured; XLCA)	5.25	7/1/20	2,000,000	2,201,860
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	5.63	10/1/10	1,735,000	1,790,052
Total Investments (cost $179,825,287)			100.4%	185,204,537
Liabilities, Less Cash and Receivables			(.4%)	(646,563)
Net Assets			100.0%	184,557,974

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	At March 31, 2006, 25.8% of the fund's net assets are insured by FGIC.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Intermediate Municipal Bond Fund
By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 23, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	May 23, 2006

-3-
EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)